Accrued liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Schedule of accrued liabilities [Abstract]
Accrued customer discounts	$ 334	$ 298
Accrued retention bonus		648
Other accrued liabilities	419	242
Total accrued liabilities	$ 753	$ 1,188